SEI INSTITUTIONAL INTERNATIONAL TRUST

International Equity Fund
Emerging Markets Debt Fund
(the "Funds")

Supplement dated December 20, 2013
to the Class A Shares Prospectus (the "Prospectus") dated January 31, 2013

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the Funds.

Change in Sub-Advisers for the International Equity Fund

In the chart under the heading "Sub-Advisers and Portfolio Managers," in the Fund Summary for the International Equity Fund, the text relating to del Rey Global Investors, LLC is hereby deleted.

In addition, under the heading "International Equity Fund," under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section entitled "Investment Adviser and Sub-Advisers," the text relating to del Rey Global Investors, LLC is hereby deleted.

There are no other changes in the portfolio management of the International Equity Fund.

Change in Sub-Advisers for the Emerging Markets Debt Fund

In the chart under the heading "Sub-Advisers and Portfolio Managers," in the Fund Summary for the Emerging Markets Debt Fund, the text relating to Ashmore Investment Management Ltd is hereby deleted.

In the same chart, the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Neuberger Berman Fixed Income LLC	Rob Drijkoningen	Since 2013	Managing Director
	Gorky Urquieta	Since 2013	Managing Director
	Jennifer Gorgoll, CFA	Since 2013	Managing Director
	Raoul Luttik,	Since 2013	Managing Director
	Nish Popat	Since 2013	Managing Director
	Prashant Singh, CFA	Since 2013	Managing Director
	Bart van der Made, CFA	Since 2013	Managing Director
	Vera Kartseva	Since 2013	Vice President

In addition, under the heading "Emerging Markets Debt Fund," under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section entitled "Investment Adviser and Sub-Advisers," the text relating to del Rey Global Investors, LLC is hereby deleted.

Under the same heading, the following text is hereby added in the appropriate alphabetical order thereof:

Neuberger Berman Fixed Income LLC: Neuberger Berman Fixed Income LLC (NBFI; and, together with its affiliates, Neuberger Berman), located at 190 South LaSalle Street, Suite 2400, Chicago, Illinois 60603, serves as the Sub-Adviser to the Emerging Markets Debt Fund. Portfolio managers are Rob Drijkoningen, Gorky Urquieta, Jennifer Gorgoll, CFA, Raoul Luttik, Nish Popat, Prashant Singh, CFA, Bart van der Made, CFA and Vera Kartseva are responsible for the management of the assets of the Emerging Markets Debt Fund allocated to NBFI. Rob Drijkoningen, Managing Director, joined Neuberger Berman in 2013. Mr. Drijkoningen is a Portfolio Manager and Co-Head of the Emerging Markets Debt team. He joined Neuberger Berman after working at ING Investment Management for almost 18 years, most recently as the global co-head of the Emerging Markets Debt team responsible for managing over $16 billion in assets. Mr. Drijkoningen earned his macro-economics degree from Erasmus University in Rotterdam and has authored numerous articles on emerging markets debt subjects. He is DSI qualified. Gorky Urquieta, Managing Director, joined Neuberger Berman in 2013. Mr. Urquieta is a Portfolio Manager and Co-Head of the Emerging Markets Debt team. He joined Neuberger Berman from ING Investment Management where he was most recently global co-head of Emerging Markets Debt (EMD), responsible for global emerging markets debt external and local currency strategies. Mr. Urquieta joined ING Investment Management in 1997. He obtained a BA in Business Administration from the Bolivian Catholic University in La Paz, Bolivia, and a master's degree in finance from the University of Wisconsin. Jennifer Gorgoll, CFA, Managing Director, joined Neuberger Berman in 2013. Ms. Gorgoll is a Co-Lead Portfolio Manager on the Emerging Markets Corporate Debt team responsible for global portfolios investing in high grade and high yield emerging market corporate debt across the regions. She joined Neuberger Berman after working at ING Investment Management, where she was most recently the head and a senior portfolio manager of the Emerging Markets Corporate Debt team. Ms. Gorgoll started at ING Investment Management in 2002. Raoul Luttik, Managing Director, joined Neuberger Berman in 2013. Mr. Luttik is a Lead Portfolio Manager on the Emerging Markets Debt team, responsible for managing EMD Local Currency strategies. He joined Neuberger Berman after working at ING Investment Management, where he was a lead portfolio manager within their Emerging Markets team (local currency). Mr. Luttik started at ING Investment Management in 1998. He acquired a degree in economics from Rijksuniversiteit Groningen in 1993. In 1997 he became RBA registered (Register of Investment Analysts) a registration affiliated with the European Federation of Financial Analysts Societies. Raoul is also DSI qualified. Nish Popat, Managing Director, joined Neuberger Berman in 2013. Nish is a Co-Lead Portfolio Manager on the Emerging Markets Corporate Debt team. Mr. Popat joined Neuberger Berman after working at ING Investment Management, where he was most recently a senior portfolio manager on the Emerging Markets Corporate Debt team. He joined ING Investment Management in 2008. Prashant Singh, CFA, Managing Director, joined Neuberger Berman in 2013. Prashant is the Lead Portfolio Manager (Asia) on the Emerging Markets Debt team. He is responsible for managing the emerging markets debt portfolios in the Asia region, focusing on rates and currencies. Mr. Singh joined Neuberger Berman after working at ING Investment Management, where he held a similar role. He joined ING Investment Management in 2003. Bart van der Made, CFA, Managing Director, joined Neuberger Berman in 2013. Mr. van der Made is a Lead Portfolio Manager on the Emerging Markets Debt team, responsible for managing EMD Hard Currency portfolios. Prior to joining Neuberger Berman, he held various roles at ING Investment Management, most recently since 2009, as lead portfolio manager of emerging markets debt (hard currency). From 2005 onwards, Mr. van der Made was a senior portfolio manager and before that was the EMD economist—the role in which he joined in 2000. He earned a master's degree in econometrics from Erasmus University in Rotterdam, and has been awarded the Chartered Financial Analyst designation. Vera Kartseva, Vice President, joined Neuberger Berman from ING Investment Management where she was most recently a Strategist on the EMD team, and managed an EMD Opportunities fund, a blended strategy of hard and local currency debt. Prior to that, Ms. Kartseva was a quantitative analyst on the Multi-Asset Group of ING Investment Management.

There are no other changes in the portfolio management of the Emerging Markets Debt Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-841 (12/13)

SEI INSTITUTIONAL INTERNATIONAL TRUST

International Equity Fund
(the "Fund")

Supplement dated December 20, 2013
to the Class I Shares Prospectus (the "Prospectus") dated January 31, 2013

This Supplement provides new and additional information beyond that contained in the Class I Shares Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the Fund.

Change in Sub-Advisers

In the chart under the heading "Sub-Advisers and Portfolio Managers," in the Fund Summary for the Fund, the text relating to del Rey Global Investors, LLC is hereby deleted.

In addition, under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section entitled "Investment Adviser and Sub-Advisers," the text relating to del Rey Global Investors, LLC is hereby deleted.

There are no other changes in the portfolio management of the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-842 (12/13)

SEI INSTITUTIONAL INTERNATIONAL TRUST

International Equity Fund
Emerging Markets Debt Fund
(the "Funds")

Supplement dated December 20, 2013
to the Statement of Additional Information ("SAI") dated January 31, 2013

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

The SAI is hereby amended and supplemented to reflect the following changes in the portfolio management of the Funds.

Change in Sub-Advisers for the International Equity Fund

Under the heading "The Sub-Advisers," under the section entitled "The Adviser and Sub-Advisers," all references to del Rey Global Investors, LLC's management of the International Equity Fund are hereby deleted.

In addition, under the heading "del Rey," under the heading "Portfolio Management," under the section entitled "The Adviser and Sub-Advisers," all references to del Rey Global Investors, LLC's management of the International Equity Fund are hereby deleted.

There are no other changes in the portfolio management of the International Equity Fund.

Change in Sub-Advisers for the Emerging Markets Debt Fund

Under the heading "The Sub-Advisers," under the section entitled "The Adviser and Sub-Advisers," all references to Ashmore Investment Management Ltd's management of the Emerging Markets Debt Fund are hereby deleted.

Under the same heading, the following paragraphs are hereby added in the appropriate alphabetical order thereof:

NEUBERGER BERMAN FIXED INCOME LLC—Neuberger Berman Fixed Income LLC ("NBFI"; and, together with its affiliates, "Neuberger Berman") serves as Sub-Adviser to the Emerging Markets Debt Fund. As of the Emerging Markets Debt Fund's fiscal year end date of September 30, 2013, NBFI was an indirect, wholly-owned subsidiary of Neuberger Berman Group LLC.

In addition, under the heading "del Rey," under the heading "Portfolio Management," under the section entitled "The Adviser and Sub-Advisers," all references to Ashmore Investment Management Ltd's management of the Emerging Markets Debt Fund are hereby deleted.

In the same section, the following text is hereby added in the appropriate alphabetical order thereof:

NBFI

Compensation. SIMC pays NBFI a fee based on the assets under management of the Emerging Markets Debt Fund as set forth in an investment sub-advisory agreement between NBFI and SIMC. Neuberger Berman pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Emerging Markets Debt Fund. The following information relates to the period ended September 30, 2013.

Portfolio Manager Compensation Structure

Neuberger Berman's compensation philosophy is one that focuses on rewarding performance and incentivizing its employees. Neuberger Berman considers a variety of factors in determining fixed and variable compensation for employees, including firm performance, individual performance, overall contribution to the team, collaboration with colleagues across the firm, effective partnering with clients to achieve goals, risk management and the overall investment performance as well as competitive benchmarking. It is Neuberger Berman's foremost goal to create a compensation process that is fair, transparent, and competitive with the market.

Neuberger Berman investment professionals on portfolio management teams receive a fixed salary and are eligible for an annual bonus. The annual bonus for an individual investment professional is paid from a "bonus pool" made available to the portfolio management team with which the investment professional is associated. The amount available in the bonus pool is determined based on a number of factors including the revenue that is generated by that particular portfolio management team, less certain adjustments. Once the final size of the available bonus pool is determined, individual bonuses are determined based on a number of factors including, but not limited to, the aggregate investment performance of all strategies managed by the individual, utilization of central resources, business building to further the longer term sustainable success of the investment team, effective team/people management, and overall contribution to the success of Neuberger Berman. In some cases, bonus pools may be subject to a hold-back applied to revenues. Research Analysts who are embedded within portfolio management teams participate in a similar compensation structure established for their respective teams, at the discretion of their group heads, thereby aligning them with the long-term performance of their respective teams.

Incentive Structure

As a firm, Neuberger Berman believes that providing its employees with appropriate incentives, a positive work environment and an inclusive and collaborative culture is critical to the firm's success in retaining employees.

The terms of Neuberger Berman's long-term retention incentives are as follows:

Employee-Owned Equity. An integral part of Neuberger Berman's management buyout was the implementation of an equity ownership structure which embodies the importance of incentivizing and retaining key investment professionals. Investment professionals have received a majority of the common equity owned by all employees. These units are subject to vesting (generally 25% vests each year at the 2nd, 3rd, 4th and 5th anniversaries of the grant).

In addition, currently certain employees may elect to have a portion of the compensation delivered in the form of profits units, which are vested upon issuance. In implementing this program, Neuberger Berman established additional ways to expand employee-owned equity.

Contingent Compensation. Neuberger Berman established the Neuberger Berman Group Contingent Compensation Plan (the "CCP") to serve as a means to further align the interests of employees with the success of the firm and the interests of clients, and to reward continued employment. Under the CCP, a percentage of a participant's total compensation is contingent and tied to the performance of a portfolio of Neuberger Berman investment strategies as specified by the firm on an employee-by-employee basis. By having a participant's contingent compensation be tied to Neuberger Berman investment strategies, each employee is given further incentive to operate as a prudent risk manager and to collaborate with colleagues to maximize performance across all business areas. In the case of Portfolio Managers, the CCP is currently structured so that such employees have exposure to the investment strategies of their respective teams as well as the broader Neuberger Berman portfolio. In addition, certain CCP Participants may make an election to direct a portion of future Contingent Amounts into a program involving cash, equity or other property subject to vesting provisions and other provisions generally consistent with those of the traditional CCP. Subject to satisfaction of certain conditions of the CCP (including conditions relating to continued employment), contingent amounts will vest over three years. Neuberger Berman determines annually which employees participate in the program based on total compensation for the applicable year.

Restrictive Covenants. Most investment professionals are subject to notice periods and restrictive covenants which include non-solicit restrictions. In addition, depending on participation levels, certain senior professionals who have received equity grants have also agreed to additional notice and transition periods and, in some cases, non-compete restrictions.

Ownership of Fund Shares. As of September 30, 2013, Neuberger Berman's portfolio managers did not beneficially own any shares of the Emerging Markets Debt Fund.

Other Accounts. As of September 30, 2013, in addition to the in addition to the Emerging Markets Debt Fund, Neuberger Berman's portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in $ millions)(1)	Number of Accounts	Total Assets (in $millions)(1)	Number of Accounts	Total Assets (in $ millions)(1)
Rob Drijkoningen	1	$84.6	3	$63.5	0	$0
Gorky Urquieta	1	$84.6	3	$63.5	0	$0
Jennifer Gorgoll, CFA	1	$84.6	3	$63.5	0	$0
Raoul Luttik	1	$84.6	3	$63.5	0	$0
Nish Popat	1	$84.6	3	$63.5	0	$0
Prashant Singh, CFA	1	$84.6	3	$63.5	0	$0
Bart van der Made, CFA	3	$139.6	6	$169.2	2	$23.5
Vera Karseva	1	$84.6	3	$63.5	0	$0

No account listed above is subject to a performance-based advisory fee.

(1)  A portion of certain accounts may be managed by other portfolio managers; however the total assets of such accounts are included even though the portfolio manager listed above is not involved in the day-to-day management of the entire account.

Conflicts of Interests.  Neuberger Berman's portfolio managers are often responsible for managing multiple accounts (including proprietary accounts), which may include separately managed advisory accounts (managed on behalf of institutions such as pension and other retirement plans, corporations insurance companies, foundations, endowments, trusts and individuals), mutual funds, various pooled investment vehicles and wrap fee programs. Actual or potential conflicts of interest may arise between a portfolio manager's management of the investments in the Emerging Markets Debt Fund and the management of other accounts. As a result, Neuberger Berman has adopted policies and procedures designed to mitigate and manage these conflicts.

Accounts other than the Emerging Markets Debt Fund may or may not have similar investment objectives and strategies, benchmarks and time horizons as the Emerging Markets Debt Fund. Generally, portfolios in a particular product strategy with similar strategies and objectives are managed similarly. However, portfolio managers make investment decisions for each portfolio based on the investment objectives, policies and other relevant investment considerations that the managers believe are applicable to that portfolio. Consequently, portfolio managers may take actions on behalf of the Emerging Markets Debt Fund that may differ from the timing or nature of action taken with respect to other accounts. For instance, portfolio managers may purchase or sell certain securities for one account and not another. Securities purchased in one account may perform better than the securities purchased in another. Similarly, the sale of securities from one account may cause that account to perform better than others if the value of those securities from one account may cause that account to perform better than others if the value of those securities still held in the other accounts decline. Furthermore, a portfolio manager managing more than one account could take active positions in certain accounts that appear inconsistent. A portfolio manager may take a short position in a security that may be held long in another account he manages. For instance, where a portfolio manager wants to take a short position in an account that prohibits shorting, a similar effect may be accomplished by holding the security long but underweighting its position relative to a benchmark. Additional reasons for such portfolio positioning may include, but are not limited to, suitability, capital structure arbitrage, model driven trading, hedging and client direction. Neuberger Berman has policies and procedures in place that seek to manage and monitor this conflict.

Potential conflicts of interest may also arise when aggregating and/or allocating trades. Neuberger Berman will frequently aggregate trades (both buys and sells) for a client with other Neuberger Berman clients when it is determined that such aggregation should result in a more favorable trade execution for such client. Neuberger Berman has also adopted trade allocation policies and procedures that seek to treat all clients fairly and equitably when there is a limited investment opportunity that may be suitable for more than one portfolio. Neuberger Berman's trade allocation procedures seek to ensure that no client is favored over another. However, there are numerous factors that might affect whether a particular account participates in a trade allocation or be allocated a different amount than other accounts. Such factors, include, but are not limited to, client guidelines, suitability, cash flows, strategy or product specific considerations, issuer or sector exposure considerations and de minimis allocations.

The fees charged to advisory clients by Neuberger Berman may differ depending upon a number of factors, including, but not limited to, the particular strategy, the size of the portfolio being managed and the investment vehicle. In addition, certain accounts are subject to performance based fees. These differences may give rise to a potential conflict that a portfolio manager may favor the higher fee-paying account over others. To address this conflict, Neuberger Berman, as discussed above, has adopted allocation policies that are intended to fairly allocate investment opportunities among client accounts.

There are no other changes in the portfolio management of the Emerging Markets Debt Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-843 (12/13)